Short-Term Investments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($)
Short-Term Investments [Line Items]
Short-term investments	¥ 32,545			¥ 15,000	$ 4,797
Recorded investment income	¥ 504	$ 74	¥ 404
Minimum [Member]
Short-Term Investments [Line Items]
Percentage of expected rate of return				1.48%
Maximum [Member]
Short-Term Investments [Line Items]
Percentage of expected rate of return	2.30%	2.30%